Commitments and Contingencies (Details)	3 Months Ended	9 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) item $ / shares shares
Underwriting cash discount per unit | $ / shares	$ 0.35	$ 0.35
Aggregate underwriter cash discount | $	$ 14,490,000	$ 14,490,000
Maximum number of demands for registration of securities | item		3
Over-allotment option
Period to exercise the over-allotment option	45 days	45 days
Additional units granted to underwriters to purchase | shares	14,490,000	14,490,000